Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2019	2020
	(US$)
Accrued salary and social welfare costs	$8,388,819	$14,007,700
Liability classified awards for share-based compensation (Note 13)	—	3,950,457
Payables for acquisition (Note 3)	—	2,000,001
Accrued professional service fees	788,313	987,969
Accrued advertising and marketing fees	286,218	566,738
Accrued staff reimbursements	332,578	508,438
Accrued office expense	159,668	428,203
Accrued recruitment service fee	15,976	298,580
Share option deposit held on behalf of employees	400,680	262,181
Accrued rental fee	204,669	236,888
Others	402,011	678,368
	$10,978,932	$23,925,523